Fair value measurements	6 Months Ended
Jun. 30, 2025
Fair value measurements
Fair value measurements

15Fair value measurements

Assets and liabilities measured or disclosed at fair value

The Company’s non-financial long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. The Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial assets. The Company measures non-recurring fair value measurements as of the observable transaction dates. The fair value (Level 2) was evaluated for certain property and equipment based on quoted prices for similar assets in markets that are not active.

The Company measures certain financial assets, including equity method investments and equity securities accounted for at fair value using measurement alternative at fair value on a non-recurring basis only if an impairment loss or upward valuation were to be recognized.

For the six months ended June 30, 2024 and 2025, there was no assets measured at fair value on a non-recurring basis.